Significant Accounting Policies Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Currency Transaction Gain (Loss), before Tax	$ (2)	$ (1)	$ 4
Interest-bearing time deposits and other cash equivalents	29	288
Short-term investments	7	5
Unamortized Debt Issuance Expense	78	58
Depreciation	135	140	152
Asset Impairment Charges	124	23	32
Goodwill, Impairment Loss	57
Accelerated Depreciation		8	3
Research and Development Expense	73	69	70
Business realignment costs	21	35	15
Cash collected on previously reserved AR factoring			7
Concentration Risk, Percentage	10.00%
EPCD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges	7	15	2
EPCD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Asset Impairment Charges			2
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges		6	12
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Asset Impairment Charges		2	18
Building [Member]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Finite-Lived Intangible Asset, Useful Life	30 years
Accelerated Depreciation	1
Long-Lived Assets Held For Sale - Qualitative Factors to Fair Value Measures [Member]
Carrying Value of Long-Lived Assets held and Used	13
Fair Value of Long-Lived Assets held and Used	0
Long-Lived Assets Held For Sale - Qualitative Factors to Fair Value Measures [Member] | EPCD [Member]
Asset Impairment Charges	$ 13